SUBSEQUENT EVENTS	Apr. 24, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	4.SUBSEQUENT EVENTS The Company has evaluated subsequent events through June 12, 2026, the date on which the audited balance sheet was available to be issued.